Oil and natural gas activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Depreciation, depletion, and amortization expense of oil and natural gas properties	$ 132,307	$ 96,676	$ 92,561
Average depreciation, depletion and amortization rate per equivalent unit of production	15.29	12.01	12.12
Unproved property costs excluded from amortization	22,831	19,135		100,118
Incurred During Current Reporting Period [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	12,953
Incurred One Year Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	5,389
Incurred Two Years Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	1,532
Incurred More Than Two Years Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	$ 2,957
Minimum
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Evaluation period of oil and natural gas properties (in years)	2
Maximum
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Evaluation period of oil and natural gas properties (in years)	5